Subsequent events	9 Months Ended
Sep. 30, 2023
Subsequent events [Abstract]
Subsequent events
Note 10 – Subsequent events

On November 6, 2023, the Board approved a dividend of $0.19 per common share related to the third quarter of 2023 to be paid on November 28, 2023, for shareholders of record as of November 21, 2023.